Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 370,695	kr 323,941
Book value of financial liabilities	339,457	309,729
Fair value of financial assets	367,723	331,720
Fair value of financial liabilities	339,240	310,253
Surplus value (+) /Deficit value (-), financial assets	(2,972)	7,779
Surplus value (+) /Deficit value (-) financial liabilities	(217)	524
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Book value of financial liabilities	7,153	5,230
Fair value of financial liabilities	7,153	5,230
Borrowing from the public
Disclosure of detailed information about financial instruments
Book value of financial liabilities		10,000
Fair value of financial liabilities		10,000
Debt securities issued
Disclosure of detailed information about financial instruments
Book value of financial liabilities	319,117	279,770
Fair value of financial liabilities	318,900	280,294
Surplus value (+) /Deficit value (-) financial liabilities	(217)	524
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	13,187	14,729
Fair value of financial liabilities	13,187	14,729
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Book value of financial assets	4,060	11,128
Fair value of financial assets	4,060	11,128
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Book value of financial assets	15,048	10,872
Fair value of financial assets	15,048	10,872
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Book value of financial assets	57,144	45,881
Fair value of financial assets	57,144	45,881
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Book value of financial assets	54,257	46,578
Fair value of financial assets	54,877	47,991
Surplus value (+) /Deficit value (-), financial assets	620	1,413
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	22,145	20,775
Fair value of financial assets	21,747	20,993
Surplus value (+) /Deficit value (-), financial assets	(398)	218
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	207,737	180,288
Fair value of financial assets	204,543	186,436
Surplus value (+) /Deficit value (-), financial assets	(3,194)	6,148
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	10,304	8,419
Fair value of financial assets	kr 10,304	kr 8,419